Convertible Notes Payable - Related Party (Details Narrative) (USD $)	1 Months Ended	6 Months Ended
	Feb. 28, 2013	Sep. 30, 2013	Dec. 31, 2013	Mar. 31, 2013	Mar. 31, 2012
Convertible Notes Payable - Related Party
Convertible notes issued, related party	$ 3,000,000
Effective interest rate, minimum	10.00%
Effective interest rate, maximum	15.00%
Convertible notes, terms of conversion	Conversion rates of $0.03 to $0.05
Accrued interest			122,449	248,573	33,647
Convertible note payable to related party, outstanding		$ 3,143,870
Shares issued, convertible note payable to related party		23,058,241